NOTES PAYABLE (Details Narrative) - USD ($)						1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 11, 2022	Jun. 10, 2021	Jun. 04, 2021	Oct. 10, 2019	Feb. 05, 2019	Aug. 20, 2022	Jan. 24, 2022	Dec. 31, 2021	Nov. 30, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Jun. 25, 2020	Sep. 19, 2019	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Jul. 11, 2022	Dec. 27, 2021	May 31, 2021	Feb. 12, 2020	Oct. 31, 2018	Jun. 20, 2018
Short-Term Debt [Line Items]
Principal amount													$ 20,000								$ 20,000
Interest rate																						10.00%
Repayments of Notes Payable																		$ 232,947	$ 33,557	$ 33,557	$ 130,489
Cash payment													$ 20,300
Conversion Price													$ 0.125								$ 0.125				$ 0.013	$ 0.278
Interest expense																$ 133,648	$ 19,473	323,194	31,783	37,934	$ 177,744
Related parties																				4,392
Aggregated value				$ 500,000
Monthly payments				$ 100,000
Maturity date				Feb. 15, 2021
Interest rate				6.00%
Conversion of shares	3,076,923			40,000,000
Fair value of converted stock				$ 599,400
Payments for notes receivable								$ 22,340
Proceeds from note payble																		518,500		(0)	400,000
Number of shares issued		60,000	1,000,000						3,000,000	50,000	240,000	25,000
Share price		$ 0.167	$ 0.136						$ 0.067														$ 0.029	$ 0.175
Repayment of promissory note																		300,000
Common stock issued as commitment fee for Promissory Note																		156,231
Commitment Fee Shortfall Obligation																		143,769
Commitment fee discount																		272,000
Commitmnet shortfaal obligation																		17,769
Commitment fee shortfall obligation																161,539		161,539
J H Darbie [Member]
Short-Term Debt [Line Items]
Legal fees																		12,500
Brokerage fees																		9,000
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Periodic payment							$ 7,500
Cash payment							166,000
Debt outstanding																45,000		45,000
Unpiad professional fees								$ 278,340
Promissory note							$ 256,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Discount																60,000		60,000
Promissory note discount																260,000		260,000
Common stock issued as commitment fee for Promissory Note																		123,000
Commitment Fee Shortfall Obligation																		77,000
Additional promissory note discount																100,000		100,000
Additional Fair value of Commitment Fee Share																		33,231
Additional Commitment fee shortfall obligation																		66,769
Commitment fee discount																110,222		272,000
Fair value of Commitment Fee Share																		138,461
Commitmnet shortfaal obligation																42,770
Commitment fee shortfall obligation																161,539		161,539
Investor Three [Member]
Short-Term Debt [Line Items]
Principal amount				100,000
General Surgical Florida [Member]
Short-Term Debt [Line Items]
Interest rate															45.67%
Line of credit															$ 100,000
Line of Credit Facility, Periodic Payment																				2,541
Repayment of line of credit															$ 132,160
Third Party [Member]
Short-Term Debt [Line Items]
Share price																	$ 0.05		$ 0.05
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 25,000
Unsecured Promissory Note [Member] | Third Party [Member]
Short-Term Debt [Line Items]
Principal amount					$ 25,000
Related parties																$ 0		0		$ 4,392
Maturity date					Mar. 08, 2019
Funding Facility [Member]
Short-Term Debt [Line Items]
Conversion of debt				505,230
Interest expense				$ 94,170
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 600,000
Discount	$ 60,000
Number of shares reserved	36,923,080
Commitment fee																		$ 123,000
Number of shares issued																		3,076,923
Share price																$ 0.04		$ 0.04
Securities Purchase Agreement [Member] | Additional Commitment [Member]
Short-Term Debt [Line Items]
Commitment fee																		$ 33,231
Number of shares issued																		1,538,462
Share price																$ 0.0216		$ 0.0216
Accredited Investors [Member]
Short-Term Debt [Line Items]
Principal amount																											$ 150,000
Interest rate																											6.00%
Debt outstanding																$ 122,053		$ 122,053
Accrued interest																$ 0		$ 0
Payment for debt settlement						$ 87,500
Two Accredited Investors [Member]
Short-Term Debt [Line Items]
Principal amount																										$ 70,000
Interest rate																										6.00%
Accredited Investor 1 [Member] | Settlement And General Release Agreement [Member]
Short-Term Debt [Line Items]
Repayments of Notes Payable														$ 50,000
Periodic payment														$ 6,250
Accredited Investor 2 [Member] | Settlement And General Release Agreement [Member]
Short-Term Debt [Line Items]
Cash payment													$ 20,000
Conversion of debt													$ 20,300
Debt conversion, converted instrument, shares issued													160,000
Conversion Price																				$ 0.125
Accredited Investors Two [Member]
Short-Term Debt [Line Items]
Interest expense																					$ 24,180